Annual Fund Operating Expenses	Nov. 21, 2025
Calamos Laddered S&P 500 Structured Alt Protection ETF | Calamos Laddered S&P 500 Structured Alt Protection ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.69%	[1]
Expenses (as a percentage of Assets)	0.79%	[2]
Calamos Laddered Bitcoin Structured Alt Protection ETF | Calamos Laddered Bitcoin Structured Alt Protection ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.69%	[3]
Expenses (as a percentage of Assets)	0.79%	[4]
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF | Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.69%	[5]
Expenses (as a percentage of Assets)	0.79%	[6]
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF | Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.69%	[7]
Expenses (as a percentage of Assets)	0.79%	[8]

[1]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in a laddered portfolio of Calamos S&P 500® Series Structured Alt Protection ETFs® (the "Underlying ETFs").
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in a laddered portfolio of four Calamos Bitcoin Series Structured Alt Protection ETFs® (the "Underlying ETFs"). The amount shown is based on estimated amounts for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[5]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in a laddered portfolio of four Calamos Bitcoin 90 Series Structured Alt Protection ETFs® (the "Underlying ETFs"). The amount shown is based on estimated amounts for the current fiscal year.
[6]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[7]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in a laddered portfolio of four Calamos Bitcoin 80 Series Structured Alt Protection ETFs® (the "Underlying ETFs"). The amount shown is based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.